Summary of significant accounting policies - Accounting policies changed during the period, Profit and Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Other operating income, net	$ 104,232	$ 43,763	[1]	$ 5,752	[1]
(Loss) / Profit before income tax	(24,257)	9,983	[1]	27,175	[1]
Income tax benefit / (expense)	1,024	4,992	[1]	(12,899)	[1]
(Loss) / Profit for the year	$ (23,233)	$ 14,975	[1],[2],[3]	$ 14,276	[1],[2],[3]
Basic earnings / (loss) per share (in dollars per share)	$ (0.211)	$ 0.109	[1]	$ 0.095	[1]
Diluted earnings / (loss) per share from operations (in dollars per share)	$ (0.211)	$ 0.108	[1]	$ 0.094	[1]
Previously stated
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Other operating income, net		$ 39,461		$ (8,297)
(Loss) / Profit before income tax		5,681		13,126
Income tax benefit / (expense)		6,068		(9,387)
(Loss) / Profit for the year		$ 11,749		$ 3,739
Basic earnings / (loss) per share (in dollars per share)		$ 0.083		$ 0.017
Diluted earnings / (loss) per share from operations (in dollars per share)		$ 0.082		$ 0.017
Increase/ (Decrease)
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Other operating income, net		$ 4,302		$ 14,049
(Loss) / Profit before income tax		4,302		14,049
Income tax benefit / (expense)		(1,076)		(3,512)
(Loss) / Profit for the year		$ 3,226		$ 10,537
Basic earnings / (loss) per share (in dollars per share)		$ 0.026		$ 0.078
Diluted earnings / (loss) per share from operations (in dollars per share)		$ 0.026		$ 0.077

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.